Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Change in Accounting Estimate [Line Items]
Real Estate Acquired Through Foreclosure	[1]	$ 43,382	$ 16,237
Deposit Bases
Change in Accounting Estimate [Line Items]
Intangible assets, amortization period		10 years
Minimum | Furniture and Fixtures
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment		3 years
Minimum | Building
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment		7 years
Maximum | Furniture and Fixtures
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment		15 years
Maximum | Building
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment		45 years
Non-Accruing | Minimum
Change in Accounting Estimate [Line Items]
Impaired commercial loans		$ 1,000
Undivided Profits
Change in Accounting Estimate [Line Items]
Adjustment to reflect adoption of ASU 2018-02		57,546	$ (230)
Accumulated Other Comprehensive Income/(Loss)
Change in Accounting Estimate [Line Items]
Adjustment to reflect adoption of ASU 2018-02	[2]	(57,546)
Accounting Standards Update 2018-02 | Undivided Profits
Change in Accounting Estimate [Line Items]
Adjustment to reflect adoption of ASU 2018-02		57,500
Accounting Standards Update 2018-02 | Accumulated Other Comprehensive Income/(Loss)
Change in Accounting Estimate [Line Items]
Adjustment to reflect adoption of ASU 2018-02		(57,500)
Government Guaranteed Mortgage Loans upon Foreclosure Receivable
Change in Accounting Estimate [Line Items]
Real Estate Acquired Through Foreclosure		$ 3,800

[1]	December 31, 2017 and 2016 include $6.3 million and $8.1 million, respectively, of foreclosed residential real estate.
[2]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.